SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.8%

Communication Services – 2.7%
Diversified Telecommunication Services - 0.1%
ORBCOMM [1]	87,100	$414,596
Entertainment - 1.0%
Chicken Soup For The Soul
Entertainment Cl. A [1]	314,500	3,050,650
Gaia Cl. A [1],[2],[3]	100,000	653,500
		3,704,150
Interactive Media & Services - 1.3%
Care.com [1],[2],[3]	186,787	1,951,924
QuinStreet [1]	220,700	2,778,613
		4,730,537
Media - 0.3%
comScore [1]	297,195	567,643
New Media Investment Group	66,200	583,222
		1,150,865
Total		10,000,148

Consumer Discretionary – 12.2%
Auto Components - 1.9%
Fox Factory Holding [1]	5,300	329,872
Motorcar Parts of America [1]	54,800	926,120
Sebang Global Battery	50,500	1,654,976
Standard Motor Products	50,860	2,469,253
Stoneridge [1],[2],[3]	56,100	1,737,417
Unique Fabricating [1]	12,200	35,258
		7,152,896
Distributors - 0.2%
Weyco Group [3]	36,300	820,743
Diversified Consumer Services - 2.1%
Aspen Group [1]	141,520	734,489
Collectors Universe [3]	98,900	2,816,672
Franchise Group Cl. A [1],[4]	142,900	1,700,510
Park Lawn	50,000	975,205
Universal Technical Institute [1]	270,000	1,468,800
		7,695,676
Hotels, Restaurants & Leisure - 2.4%
Century Casinos [1]	222,500	1,719,925
Inspired Entertainment [1]	50,000	359,500
Lindblad Expeditions Holdings [1]	260,968	4,373,824
Red Lion Hotels [1]	390,371	2,529,604
		8,982,853
Household Durables - 1.3%
Cavco Industries [1],[2],[3]	8,600	1,651,974
Flexsteel Industries [3]	16,100	238,602
Legacy Housing [1]	100,000	1,620,000
Lifetime Brands [2],[3]	119,294	1,055,752
Universal Electronics [1]	6,100	310,490
ZAGG [1]	9,900	62,073
		4,938,891
Internet & Direct Marketing Retail - 1.6%
FTD Companies [1],[4]	67,200	605
Leaf Group [1]	64,500	270,900
Real Matters [1]	255,000	2,124,920
Rubicon Project (The) [1]	240,000	2,090,400
Stamps.com [1]	11,700	871,065
Yatra Online [1]	105,000	432,600
		5,790,490
Leisure Products - 0.6%
Clarus Corporation	174,926	2,051,007
MasterCraft Boat Holdings [1]	10,200	152,235
		2,203,242
Specialty Retail - 1.1%
AutoCanada	440,000	2,653,583
Barnes & Noble Education [1]	80,000	249,600
Destination Maternity [1]	212,000	87,132
Destination XL Group [1]	50,000	84,500
Lazydays Holdings [1]	30,000	142,500
MarineMax [1]	8,800	136,224
Shoe Carnival [3]	17,016	551,489
Stage Stores [1],[3]	15,000	28,200
		3,933,228
Textiles, Apparel & Luxury Goods - 1.0%
Crown Crafts	112,159	700,994
J.G. Boswell Company [4]	2,490	1,688,220
YGM Trading	2,564,600	1,456,099
		3,845,313
Total		45,363,332

Consumer Staples – 2.0%
Beverages - 0.3%
Crimson Wine Group [1],[4]	58,124	427,212
Eastside Distilling [1]	20,300	99,267
Primo Water [1]	40,400	496,112
		1,022,591
Food Products - 1.6%
Farmer Bros. [1],[2],[3]	38,800	502,460
John B Sanfilippo & Son [2],[3]	7,900	763,140
Landec Corporation [1],[2],[3]	75,610	821,881
RiceBran Technologies [1]	50,000	123,500
Seneca Foods Cl. A [1],[3]	81,087	2,528,292
Seneca Foods Cl. B [1]	40,400	1,251,996
SunOpta [1]	50,000	90,000
		6,081,269
Household Products - 0.1%
Central Garden & Pet [1]	12,000	350,760
Total		7,454,620

Energy – 7.5%
Energy Equipment & Services - 4.2%
Aspen Aerogels [1]	94,985	562,311
CARBO Ceramics [1],[2],[3]	169,038	405,691
CES Energy Solutions	25,000	38,684
Computer Modelling Group	639,775	2,950,542
Dawson Geophysical [1]	77,336	165,499
Era Group [1],[2],[3]	383,700	4,051,872
Geospace Technologies [1],[2],[3]	9,500	146,015
Hornbeck Offshore Services [1],[3]	460,000	349,600
Independence Contract Drilling [1]	134,400	161,280
Matrix Service [1],[2],[3]	28,700	491,918
Nabors Industries	34,000	63,580
Newpark Resources [1]	68,200	519,684
North American Construction Group	50,000	576,500
Profire Energy [1]	175,000	330,750
SEACOR Marine Holdings [1],[3]	216,957	2,727,149
TerraVest Industries	209,000	2,063,419
Total Energy Services	42,800	221,293
		15,825,787
Oil, Gas & Consumable Fuels - 3.3%
Ardmore Shipping [1]	161,300	1,079,097
Dorchester Minerals L.P.	153,963	2,871,410
Dorian LPG [1]	163,138	1,690,109
GeoPark [1]	86,971	1,601,136
Navigator Holdings [1]	100,000	1,068,000
Ring Energy [1]	50,000	82,000
Sabine Royalty Trust [2],[3]	59,548	2,583,788
StealthGas [1]	229,664	695,882
Teekay Offshore Partners L.P. [2],[3]	405,877	470,817
		12,142,239
Total		27,968,026

Financials – 13.6%
Banks - 1.5%
Bryn Mawr Bank	25,000	912,750
Caribbean Investment Holdings [1]	735,635	149,242
Chemung Financial	31,000	1,302,000
Fauquier Bankshares [3]	133,200	2,597,400
Live Oak Bancshares [2],[3]	30,900	559,290
Midway Investments [1],[5]	735,647	0
		5,520,682
Capital Markets - 7.7%
ASA Gold and Precious Metals	171,150	2,057,223
Ashford [1]	10,000	242,400
B. Riley Financial	30,600	722,772
Bolsa Mexicana de Valores	1,068,000	2,015,962
Canaccord Genuity Group	203,300	801,016
Donnelley Financial Solutions [1]	50,000	616,000
Fiera Capital Cl. A	78,000	606,408
GAIN Capital Holdings [2],[3]	25,000	132,000
GMP Capital	292,800	552,515
Great Elm Capital Group [1]	566,700	2,096,790
INTL FCStone [1],[2],[3]	69,327	2,846,567
JZ Capital Partners [1]	50,000	287,715
Manning & Napier Cl. A	136,600	256,808
MVC Capital	219,900	1,957,110
OHA Investment	59,761	77,689
Pzena Investment Management Cl. A	6,100	54,412
Queen City Investments [4]	582	622,740
Silvercrest Asset Management Group Cl. A	203,300	2,500,590
Sprott	1,764,533	4,155,446
U.S. Global Investors Cl. A [3]	439,454	878,908
Urbana Corporation	237,600	484,221
Value Line [2],[3]	126,875	2,886,406
Vostok New Ventures SDR	100,000	675,535
Warsaw Stock Exchange	52,900	529,647
Westaim Corporation [1]	500,000	943,503
		29,000,383
Consumer Finance - 0.4%
Currency Exchange International [1]	7,000	100,389
EZCORP Cl. A [1],[2],[3]	201,000	1,297,455
		1,397,844
Diversified Financial Services - 0.6%
ECN Capital	556,000	1,917,893
Waterloo Investment Holdings [1],[5]	806,000	241,800
		2,159,693
Insurance - 1.2%
Hallmark Financial Services [1],[3]	114,000	2,180,820
Health Insurance Innovations Cl. A [1],[2],[3]	13,600	339,048
Trupanion [1],[2],[3]	82,300	2,092,066
		4,611,934
Investment Companies - 2.2%
GS Acquisition Holdings Cl. A [1]	200,000	2,040,000
Oaktree Acquisition (Units) [1]	200,000	2,032,000
Social Capital Hedosophia Holdings Cl. A [1],[3]	388,850	4,160,695
		8,232,695
Total		50,923,231

Health Care – 15.8%
Biotechnology - 2.1%
Abeona Therapeutics [1],[2],[3]	142,221	321,420
AMAG Pharmaceuticals [1]	5,000	57,750
Arcturus Therapeutics Holdings [1]	106,436	1,093,098
BioSpecifics Technologies [1]	10,500	561,960
Idera Pharmaceuticals [1]	58,061	167,796
Neoleukin Therapeutics [1],[3]	145,397	414,382
Theratechnologies [1]	10,000	43,250
Zafgen [1],[3]	336,781	248,881
Zealand Pharma [1]	184,200	4,689,739
Zealand Pharma ADR [1]	10,000	253,600
		7,851,876
Health Care Equipment & Supplies - 8.1%
Apyx Medical [1]	11,700	79,209
AtriCure [1],[2],[3]	15,000	374,100
Atrion Corporation [3]	6,169	4,806,700
Chembio Diagnostics [1]	185,500	1,135,260
CryoLife [1]	4,600	124,890
GenMark Diagnostics [1]	31,100	188,466
LeMaitre Vascular	5,000	170,900
Mesa Laboratories [2],[3]	52,000	12,364,040
OraSure Technologies [1],[3]	50,000	373,500
Semler Scientific [1],[4]	22,400	940,800
STRATEC	14,000	1,095,618
Surmodics [1],[2],[3]	117,000	5,351,580
TearLab Corporation [1],[4]	8,500	425
Utah Medical Products	33,000	3,162,720
ViewRay [1]	58,900	170,810
		30,339,018

Health Care Providers & Services - 2.7%
AAC Holdings [1]	89,400	59,898
BioTelemetry [1]	17,279	703,773
CRH Medical [1]	475,000	1,459,222
Cross Country Healthcare [1]	150,800	1,553,240
National Research [3]	89,529	5,170,300
PetIQ Cl. A [1],[2],[3]	25,000	681,500
Psychemedics Corporation [3]	37,500	341,625
		9,969,558
Health Care Technology - 1.5%
Simulations Plus [2],[3]	80,670	2,799,249
Tabula Rasa HealthCare [1],[2],[3]	38,400	2,109,696
Vocera Communications [1]	33,100	815,915
		5,724,860
Life Sciences Tools & Services - 0.7%
Harvard Bioscience [1]	28,300	87,022
Quanterix Corporation [1]	122,100	2,681,316
		2,768,338
Pharmaceuticals - 0.7%
Agile Therapeutics [1],[3]	80,000	94,800
Correvio Pharma [1]	101,100	202,200
Knight Therapeutics [1]	187,000	1,048,730
Theravance Biopharma [1],[2],[3]	59,009	1,149,495
		2,495,225
Total		59,148,875

Industrials – 20.3%
Aerospace & Defense - 0.6%
Astronics Corporation [1]	7,229	212,388
CPI Aerostructures [1]	171,800	1,412,196
Innovative Solutions and Support [1]	78,828	370,492
SIFCO Industries [1]	45,800	124,118
		2,119,194
Building Products - 1.4%
Burnham Holdings Cl. A [4]	117,000	1,638,000
CSW Industrials	20,000	1,380,600
DIRTT Environmental Solutions [1]	96,000	434,042
Insteel Industries [2],[3]	44,200	907,426
Patrick Industries [1]	17,250	739,680
		5,099,748
Commercial Services & Supplies - 2.4%
Acme United	25,000	500,567
Atento [1]	109,300	303,854
Civeo Corporation [1]	150,000	190,500
CompX International Cl. A	77,053	1,104,169
Heritage-Crystal Clean [1],[2],[3]	129,501	3,431,777
Hudson Technologies [1]	50,000	35,500
Interface	26,300	379,772
PICO Holdings [1],[2],[3]	121,200	1,222,908
Team [1],[2],[3]	93,300	1,684,065
		8,853,112
Construction & Engineering - 3.3%
Ameresco Cl. A [1]	251,400	4,039,998
Construction Partners Cl. A [1]	88,200	1,374,156
Granite Construction	13,500	433,755
IES Holdings [1],[3]	166,800	3,434,412
Infrastructure and Energy Alternatives [1]	275,100	1,284,717
Northwest Pipe [1],[2],[3]	61,500	1,731,225
		12,298,263
Electrical Equipment - 1.0%
American Superconductor [1]	30,425	238,532
Encore Wire [3]	3,307	186,118
LSI Industries	415,740	2,170,163
Powell Industries [3]	21,400	837,810
Power Solutions International [1],[2],[3],[4]	21,100	154,030
Revolution Lighting Technologies [1],[2],[3]	81,200	18,757
		3,605,410
Industrial Conglomerates - 0.7%
Raven Industries [3]	83,600	2,797,256
Machinery - 6.2%
CIRCOR International [1]	70,200	2,636,010
Exco Technologies	85,400	473,782
Graham Corporation [2],[3]	93,150	1,849,959
Helios Technologies [3]	50,000	2,028,500
Hurco Companies [3]	36,866	1,185,979
Kadant [3]	48,800	4,284,152
Kornit Digital [1]	23,200	714,096
L.B. Foster Company [1],[3]	95,300	2,065,151
Lindsay Corporation [2],[3]	32,600	3,026,910
Luxfer Holdings [3]	72,612	1,131,295
Lydall [1]	31,700	789,647
NN	90,600	645,978
Spartan Motors	31,100	426,692
Titan International	212,200	572,940
Twin Disc [1]	4,300	45,537
Wabash National	6,400	92,864
Westport Fuel Systems [1]	491,100	1,335,792
		23,305,284
Marine - 1.7%
Algoma Central	40,000	418,160
Clarkson	109,900	3,310,624
Eagle Bulk Shipping [1]	570,000	2,493,750
		6,222,534
Professional Services - 0.9%
Acacia Research [1],[3]	190,000	509,200
Barrett Business Services	2,000	177,640
Franklin Covey [1],[2],[3]	40,100	1,403,500
GP Strategies [1]	32,500	417,300
InnerWorkings [1]	25,000	110,750
Kforce [2],[3]	2,800	105,938
Resources Connection	41,800	710,182
		3,434,510
Road & Rail - 0.8%
Marten Transport	2,500	51,950
Patriot Transportation Holding [1],[3]	55,764	1,059,516
Universal Logistics Holdings [3]	75,200	1,750,656
		2,862,122
Trading Companies & Distributors - 1.3%
EVI Industries [2],[3]	69,300	2,212,056
Houston Wire & Cable [1]	331,418	1,564,293
Transcat [1]	48,400	1,239,524
		5,015,873
Total		75,613,306
Information Technology – 17.6%
Communications Equipment - 0.8%
Clearfield [1]	85,200	1,009,620
Digi International [1]	38,900	529,818
Ituran Location and Control	50,000	1,239,500
PCTEL	34,100	286,440
		3,065,378
Electronic Equipment, Instruments & Components - 5.6%
Bel Fuse Cl. A	67,705	928,236
ePlus [1]	2,100	159,789
Fabrinet [1]	2,200	115,060
FARO Technologies [1],[2],[3]	107,800	5,212,130
Firan Technology Group [1]	25,000	63,403
HollySys Automation Technologies	51,900	788,361
LightPath Technologies Cl. A [1]	100,000	84,000
LRAD Corporation [1]	51,362	172,063
Luna Innovations [1]	20,500	118,695
nLIGHT [1],[2],[3]	227,800	3,567,348
Novanta [1]	3,400	277,848
PAR Technology [1],[2],[3]	227,524	5,408,245
PC Connection [3]	43,716	1,700,552
Perceptron [1]	19,000	91,200
Richardson Electronics	316,900	1,838,020
Vishay Precision Group [1]	15,000	491,100
		21,016,050
IT Services - 0.4%
Carbonite [1]	3,000	46,470
Computer Task Group [1]	84,800	424,000
Hackett Group (The) [3]	27,700	455,942
USA Technologies [1],[4]	90,500	661,555
		1,587,967
Semiconductors & Semiconductor Equipment - 7.4%
Adesto Technologies [1]	219,600	1,879,776
Alpha & Omega Semiconductor [1]	17,900	219,812
Amtech Systems [1],[2],[3]	92,184	488,575
AXT [1]	100,000	356,000
Brooks Automation [2],[3]	87,700	3,247,531
Camtek	93,700	878,906
Cohu	38,790	523,859
CyberOptics Corporation [1]	48,600	695,952
Everspin Technologies [1]	5,900	36,167
FormFactor [1]	22,869	426,393
Ichor Holdings [1]	24,900	602,082
Kulicke & Soffa Industries [3]	77,200	1,812,656
Nanometrics [1],[2],[3]	97,500	3,180,450
NeoPhotonics Corporation [1],[3]	98,600	600,474
Nova Measuring Instruments [1],[3]	97,600	3,100,752
PDF Solutions [1]	189,700	2,479,379
Photronics [1]	224,700	2,444,736
Rudolph Technologies [1]	69,200	1,824,112
Silicon Motion Technology ADR	36,100	1,276,135
Ultra Clean Holdings [1],[2],[3]	82,700	1,210,314
Veeco Instruments [1],[3]	17,500	204,400
		27,488,461
Software - 2.4%
Agilysys [1]	90,000	2,304,900
American Software Cl. A	120,352	1,807,687
Digital Turbine [1]	100,000	644,500
Model N [1]	50,000	1,388,000
OneSpan [1]	5,600	81,200
Optiva [1]	3,000	101,332
QAD Cl. A	23,687	1,093,866
RealNetworks [1]	100,171	166,284
SeaChange International [1]	50,000	144,000
SharpSpring [1]	50,000	485,000
Upland Software [1]	25,000	871,500
		9,088,269
Technology Hardware, Storage & Peripherals - 1.0%
AstroNova	25,700	415,569
Intevac [1]	547,800	2,870,472
TransAct Technologies	28,600	348,348
		3,634,389
Total		65,880,514

Materials – 7.9%
Chemicals - 1.6%
Balchem Corporation	8,575	850,554
LSB Industries [1]	135,800	703,444
OMNOVA Solutions [1]	25,000	251,750
Quaker Chemical [2],[3]	19,400	3,067,916
Rayonier Advanced Materials [1]	50,000	216,500
Trecora Resources [1]	89,600	808,192
		5,898,356
Construction Materials - 0.2%
Monarch Cement [4]	16,303	978,180
Containers & Packaging - 0.4%
UFP Technologies [1]	36,445	1,406,777
Metals & Mining - 5.7%
Alamos Gold Cl. A	261,044	1,517,182
Ampco-Pittsburgh [1]	79,002	290,727
Haynes International [3]	37,300	1,336,832
Imdex	650,666	614,834
Impala Platinum Holdings [1]	500,000	3,145,593
MAG Silver [1]	154,050	1,634,471
Major Drilling Group International [1]	1,204,084	5,816,611
Olympic Steel	35,000	504,000
Pretium Resources [1]	80,000	922,067
Sandstorm Gold [1]	810,000	4,568,400
Universal Stainless & Alloy Products [1],[3]	33,620	524,472
Victoria Gold [1]	890,000	335,887
		21,211,076
Total		29,494,389

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Postal Realty Trust Cl. A	114,000	1,805,760
Real Estate Management & Development - 2.1%
Altus Group	87,000	2,623,429
Dundee Corporation Cl. A [1]	413,200	315,003
Marcus & Millichap [1],[3]	4,900	173,901
RMR Group (The) Cl. A	49,900	2,269,452
Tejon Ranch [1],[3]	154,994	2,630,248
		8,012,033
Total		9,817,793

Utilities – 0.6%
Independent Power & Renewable Electricity Producer - 0.0%
Innergex Renewable Energy	15,573	179,727
Water Utilities - 0.6%
AquaVenture Holdings [1]	50,000	971,500
Global Water Resources	106,000	1,255,040
		2,226,540
Total		2,406,267

TOTAL COMMON STOCKS
(Cost $357,966,369)		384,070,501

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [1]	100,000	3,020
Total		3,020

Information Technology – 0.0%
Electronic Equipment, Instruments & Components - 0.0%
eMagin Corporation (Warrants) [1],[5]	50,000	0
Total		0

TOTAL WARRANTS
(Cost $106,385)		3,020

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation, 0.35% dated 9/30/19, due 10/1/19, maturity value $10,494,102 (collateralized by obligations of various U.S. Government Agencies, 2.625% due 3/31/25, valued at $10,706,386) (Cost $10,494,000)		10,494,000

TOTAL INVESTMENTS – 105.6%
(Cost $368,566,754)		394,567,521

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.6)%		(21,088,887)

NET ASSETS – 100.0%		$373,478,634

ADR – American Depository Receipt
SDR – Swedish Depository Receipt

[1]	Non-income producing.
[2]	At September 30, 2019, a portion of these securities were rehypothecated in connection with the Fund's revolving credit agreement in the aggregate amount of $19,477,316.
[3]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement at September 30, 2019. Total market value of pledged securities at September 30, 2019, was $54,289,661.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $369,296,447. At September 30, 2019, net unrealized appreciation for all securities was $25,271,074, consisting of aggregate gross unrealized appreciation of $96,886,761 and aggregate gross unrealized depreciation of $71,615,687. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$375,016,425	$8,812,276	$241,800	$384,070,501
Warrants	3,020	–	0	3,020
Repurchase Agreement	–	10,494,000	–	10,494,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. This is generally due to whether fair value factors have been applied. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2019, securities valued at $662,160 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/18	Purchases	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/19
Common Stocks	$241,800	$ –	$ –	$ –	$241,800
Warrants	0	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 9/30/19	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input[1]
Common Stocks	$241,800	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2019 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2019, the Fund has outstanding borrowings of $22,000,000. During the period ended September 30, 2019, the Fund borrowed an average daily balance of $22,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 179-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).